Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of number of share options and their related weighted average exercise prices
	Year ended December 31,
	2021		2020		2019
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	16,200,000	0.07	6,200,000	0.15	6,200,000	0.15
Granted	-	-	20,000,000	0.03	-	-
Exercised	-	-	-	-	-	-
Expired	(3,433,331)	0.16	-	-	-	-
Forfeited	(366,669)	0.08	(10,000,000)	0.03	-	-

Outstanding at end of year	12,400,000	0.05	16,200,000	0.07	6,200,000	0.15

Exercisable at end of year	7,399,998	0.07	7,699,997	0.13	5,949,998	0.16

Schedule of exercise price and the remaining contractual life (in years)
December 31,
2021			2020
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

10,900,000	0.03 - 0.14	7.94	12,150,000	0 - 0.14	8.65
1,500,000	0.17	3.66	4,050,000	0.15 -1.6	4.12

12,400,000			16,200,000

December 31,
2019
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

2,150,000	0 - 0.14	6.24
4,050,000	0.15 -1.6	5.12

6,200,000

Schedule of outstanding options
Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD in thousands	Vesting schedule

600,000	Four Directors	December 30, 2014	0.4325	46	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
300,000	Two Directors	March 25, 2015	0.40	24	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
1,500,000	Chairman of Board	March 31, 2016	0.6	63	12 equal portions each quarter over a period of 3 years from the date of grant
10,000,000	Chief Executive Officer (new)	July 7, 2020	0.09	103	12 equal portions each quarter over a period of 3 years from the grant date

12,400,000

(*)	Date of the Company’s Board of Directors’ decision (or shareholders, if required).

(**)	As of December 31, 2021, the unrecognized compensation cost related to all unvested options of approximately $15 thousands is expected to be recognized as an expense over a weighted-average recognition period of approximately 1.5 years.

Schedule of detailed information about the fair value for options granted
2020

Dividend yield	0%
Expected volatility	74.2%
Risk-free interest	0.67%
Expected life (years)	10